INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Number of Class A ordinary shares	Number of Class A preference shares	Number of Class B ordinary shares	Ordinary shares	Additional paid-in capital	Treasury shares	Accumulated other comprehensive loss	Accumulated deficit and statutory reserve Cumulative-effect	Accumulated deficit and statutory reserve	Cumulative-effect	Total
Balance at Dec. 31, 2022				$ 54	$ 620,807	$ (21,604)	$ (3,960)		$ (542,169)		$ 53,128
Balance, shares at Dec. 31, 2022	1,063,813,210	65,000	99
Net (loss) income									(5,851)		(5,851)
Foreign currency translation loss							(440)				(440)
Share-based compensation					754						$ 754
Share-based compensation, shares	47,419,000										47,419,000
Balance at Jun. 30, 2023				54	621,561	(21,604)	(4,400)		(548,020)		$ 47,591
Balance, shares at Jun. 30, 2023	1,111,232,210	65,000	99
Balance at Dec. 31, 2023				54	621,837	(21,604)	(4,276)	$ 893	(570,879)	$ 893	25,132
Balance, shares at Dec. 31, 2023	1,111,232,210	65,000	99
Accounting Standards Update [Extensible Enumeration]										Accounting Standards Update 2023-08 [Member]
Net (loss) income									18,948		18,948
Foreign currency translation loss							(115)				(115)
Share-based compensation				2	924						$ 926
Share-based compensation, shares	40,318,000										40,318,000
Issuance of ordinary shares as incentive shares					69						$ 69
Issuance of ordinary shares as incentive shares, shares	2,291,280
Issuance of ordinary shares from exercise of Series B warrants					30						30
Issuance of ordinary shares from exercise of Series B warrants, shares	500,000
Balance at Jun. 30, 2024				$ 56	$ 622,860	$ (21,604)	$ (4,391)		$ (551,038)		$ 45,883
Balance, shares at Jun. 30, 2024	1,154,341,490	65,000	99